SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS (Parenthetical) (Details)	Aug. 13, 2021
Loan One [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Conversion price percentage	85.00%
Loan Two [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Conversion price percentage	85.00%